CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues:
Revenues	$ 924,664	$ 1,172,252	$ 1,124,158
Cost of revenues (including transactions with related parties of US$115,993, US$95,320 and US$96,725, respectively, for 2018, 2019 and 2020)	734,075	738,454	693,470
Gross profit	190,589	433,798	430,688
Operating expenses:
Research and development (including transactions with related parties of US$7,635, US$6,967 and US$8,647, respectively, for 2018, 2019 and 2020)	197,176	190,402	201,739
Sales and marketing (including transactions with related parties of US$2,123, US$1,869 and US$1,414, respectively, for 2018, 2019 and 2020)	103,154	138,291	146,194
General and administrative (including transactions with related parties of US$367, US$386 and US$422, respectively, for 2018, 2019 and 2020)	30,418	40,670	38,072
Total operating expenses	330,748	369,363	386,005
Operating income/(loss)	(140,159)	64,435	44,683
Interest income	2,807	4,443	8,037
Foreign currency exchange gain/(loss)	(7,767)	1,849	5,725
Other income, net	38,633	21,126	41,489
Income/(loss) before income tax expenses	(106,486)	91,853	99,934
Income tax expenses	2,346	2,748	1,153
Net income/(loss)	(108,832)	89,105	98,781
Less: Net loss attributable to non-controlling interest shareholders	(611)	0	0
Net income/(loss) attributable to Sogou Inc.	(108,221)	89,105	98,781
Net income/(loss)	(108,832)	89,105	98,781
Other comprehensive (loss)/income, net of nil tax:
Foreign currency translation adjustment	23,594	(5,993)	(17,193)
Comprehensive income/(loss)	$ (85,238)	$ 83,112	$ 81,588
Net income/(loss) per ordinary share-basic (in dollars per share)	$ (0.28)	$ 0.23	$ 0.25
Net income/(loss) per ordinary share-diluted (in dollars per share)	$ (0.28)	$ 0.23	$ 0.25
Search and search-related advertising revenues [Member]
Revenues:
Revenues	$ 837,432	$ 1,073,173	$ 1,023,132
Other revenues [Member]
Revenues:
Revenues	$ 87,232	$ 99,079	$ 101,026